UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ------------------------------------------
Address:   655 Madison Avenue, 21st Floor
           New York, NY 10021
           ------------------------------------------

Form  13F  File  Number:  28-5227
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   2/12/2002
--------------------                   ------------                   ---------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           29
                                              -----------

Form  13F  Information  Table  Value  Total:  $   256,150
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Adelphia Communications Corp   CL A             006848105    12472  400000 SH       SOLE              400000      0    0
AT&T Wireless Svcs Inc         COM              00209A106     3205  223064 SH       SOLE              223064      0    0
Bristol Myers Squibb Co        CALL             110122908       53    3000     CALL SOLE                3000      0    0
C Cor Net Corp                 COM              125010108      291   20000 SH       SOLE               20000      0    0
Canadian Pac Ry Ltd            COM              13645T100    13434  688900 SH       SOLE              688900      0    0
Centurytel Inc                 COM              156700106     6586  200800 SH       SOLE              200800      0    0
Charter Communications Inc Del CL A             16117M107     4929  300000 SH       SOLE              300000      0    0
CP Holders                     DEP RCPTS CP     12616K106    24072  613614 SH       SOLE              613614      0    0
Fairmont Hotels Resorts Inc    COM              305204109    15734  658325 SH       SOLE              658325      0    0
Fairmont Hotels Resorts Inc    CALL             305204909       20     400     CALL SOLE                 400      0    0
Global Lt Telecommunications   COM              37934X100     1262  664135 SH       SOLE              664135      0    0
Hickory Tech Corp              COM              429060106     2517  148500 SH       SOLE              148500      0    0
Kroger Co                      COM              501044101     5218  250000 SH       SOLE              250000      0    0
Liberty Media Corp New         COM SER A        530718105    10798  771286 SH       SOLE              771286      0    0
Moore Ltd                      COM              615785102    18281 1924300 SH       SOLE             1924300      0    0
Northrop Grumman Corp          COM              666807102    10081  100000 SH       SOLE              100000      0    0
Pharmacia Corp                 COM              71713U102    12471  292396 SH       SOLE              292396      0    0
R H Donnelley Corp             COM NEW          74955W307     3355  115500 SH       SOLE              115500      0    0
Reebok Intl Ltd                COM              758110100    15167  572345 SH       SOLE              572345      0    0
Reebok Intl Ltd                PUT              758110950       98    3000     PUT  SOLE                3000      0    0
Sabre Hldgs Corp               CL A             785905100    13488  318500 SH       SOLE              318500      0    0
Schering Plough Corp           COM              806605101     1791   50000 SH       SOLE               50000      0    0
Schering Plough Corp           CALL             806605901      210    2000     CALL SOLE                2000      0    0
Smucker J M Co                 COM              832696306     9450  267100 SH       SOLE              267100      0    0
Terex Corp New                 COM              880779103     8770  500000 SH       SOLE              500000      0    0
Utilites Holdrs Tr             DEPOSITRY RCPT   918019100     5736   63000 SH       SOLE               63000      0    0
Verizon Communications         COM              92343V104    23730  500000 SH       SOLE              500000      0    0
Viasys Healthcare Inc          COM NEW          92553Q209    20590 1018817 SH       SOLE             1018817      0    0
Waddell & Reed Finl Inc        CL A             930059100    12341  383258 SH       SOLE              383258      0    0